SHAREHOLDERS' EQUITY (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Warrants, beginning	93,898	2,769
Warrants issued in conjunction with convertible debenture offering	0	80,379
Warrants issued in conjunction with equity offering(1)	0	11,500 [1]
Warrants issued in conjunction with broker option exercise	163 [2]	0
Warrants converted into subordinate voting shares	(1,000)	(750)
Warrants, ending	93,061	93,898

[1]	Excludes 553 warrants issuable should underwriter options be exercised.
[2]	Excluding 390 warrants issuable should underwriter options be exercised.